SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
NON-CASH INVESTING AND FINANCING TRANSACTIONS [Abstract]
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	$ 17,035	$ 3,058
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	10,664	4,896
Prepayments realized as additions to property, plant and equipment	9,046	0
Settlement of pre-existing debtor relationship in the Norway Acquisition (Note 6(b))	10,061	0
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway Acquisition	17,952	0
Cancellation of repurchased treasury shares	$ 2,604	$ 0